INFORMATION ABOUT COMPONENTS OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019
Goodwill
Goodwill	$ 26,468,268	$ 29,804,715
Rizobacter Argentina
Goodwill
Goodwill	20,840,686	23,484,761
Semya S.A.
Goodwill
Goodwill	$ 5,627,582	$ 6,319,954